Derivative financial instruments (Tables)	6 Months Ended
Jun. 30, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instrument - Not designated as Hedging Instrument - Balance Sheet Location (Table)

		Assets
Derivative	Balance Sheet Location	June 30, 2022	December 31, 2021
Interest rate swap	Derivative financial Instruments, Current	14,448	555
Interest rate swap	Derivative financial Instruments, non- Current	15,001	8,269
	Total	$29,449	$8,824

Derivative Financial Instrument - Not Designated as Hedging Instrument - Net Effect on the Consolidated Statements of Comprehensive Income (Table)

	Net Realized and Unrealized Gain/ (Loss) Recognized on Statement of Income Location	Six months ended June 30,
		2022	2021
Interest rate swap	Gain/ (Loss) on derivative instruments	21,231	4,763
Total		$21,231	$4,763